Financial Instruments - Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	£ (298,558)	£ (287,057)
Transfers in	(35)
Ending Balance	(273,161)	(298,558)
Level 3 [member] | Fair Value Through P&L [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(6)	(6)
Adoption of IFRS 9	0
At 1 January 2018	(6)
Total (losses)/gains recognised in profit/loss, fair value movements	(13)
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	(1)
Transfers in	(29)
Gains recognised in other comprehensive income		0
Sales	0	0
Ending Balance	(49)	(6)
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	(14)
Level 3 [member] | Financial Liabilities at Fair Value, Class [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(69)	(80)
Adoption of IFRS 9	0
At 1 January 2018	(69)
Total (losses)/gains recognised in profit/loss, fair value movements	(12)	14
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	4	(32)
Transfers in	(64)
Gains recognised in other comprehensive income		0
Additions		(2)
Sales	0	0
Settlements	22	31
Ending Balance	(119)	(69)
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	(8)	(18)
Level 3 [member] | Derivative Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	(63)	(74)
Adoption of IFRS 9	0
At 1 January 2018	(63)
Total (losses)/gains recognised in profit/loss, fair value movements	1	14
Total (losses)/gains recognised in profit/loss, foreign exchange and other movements	5	(32)
Transfers in	(35)
Gains recognised in other comprehensive income		0
Additions		(2)
Sales	0	0
Settlements	22	31
Ending Balance	(70)	(63)
(Losses)/gains recognised in profit or loss relating to assets and liabilities held at the end of the year	£ 6	£ (18)